CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Held To Maturity Securities Fair Value	$ 144,233		$ 125,254
Realizable Value Of Other Investment Securities	$ 187,501		$ 181,583
Preferred stock, shares authorized	30,000,000		30,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	2,006,391		2,006,391
Common Stock Par Or Stated Value Per Share	$ 0.01		$ 0.01
Common Stock Shares Authorized	170,000,000		170,000,000
Common Stock Shares Issued	103,193,303		102,634,640
Common Stock Shares Outstanding	103,169,806	[1]	102,590,457	[1]
Treasury stock - at cost, shares	23,497	[1]	44,183	[1]

[1]	Share data has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.